INVENTORIES (Details Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of inventories recognised as expense during period	$ 3,511,871	$ 3,423,439	$ 3,416,235
Decrease (increase) in inventories of finished goods and work in progress	1,264	8,397	6,909
Provision for inventory obsolescence	28,684	27,420
Inventory write-down	$ 1,427	$ 1,332	$ 4,215